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Alliance
Treasury
Reserves

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                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

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

STATEMENT OF NET ASSETS
December 31, 1999 (unaudited)                         Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                 Yield                            Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS-89.2%
           U.S. TREASURY
           BILLS-62.7%
$  20,000  1/27/00.............     4.41%                         $19,941,333
   10,000  2/03/00.............     5.02                            9,957,332
   24,000  2/10/00.............     5.17                           23,870,673
   11,000  3/02/00.............     5.18                           10,907,698
   10,000  2/17/00.............     5.19                            9,936,000
   40,000  1/20/00.............     5.20                           39,902,380
   11,000  5/04/00.............     5.21                           10,810,815
   15,000  2/24/00.............     5.23                           14,888,038
   10,000  3/30/00.............     5.23                            9,875,904
   15,000  1/13/00.............     5.24                           14,978,341
   20,000  1/20/00.............     5.24                           19,950,912
    7,000  2/24/00.............     5.24                            6,947,675
   10,000  1/20/00.............     5.26                            9,975,303
   25,000  3/02/00.............     5.26                           24,787,395
    6,000  3/16/00.............     5.26                            5,936,855
    8,000  3/16/00.............     5.29                            7,915,401
   25,000  1/13/00.............     5.35                           24,963,069
   10,000  4/27/00.............     5.35                            9,833,250
   60,000  1/13/00.............     5.36                           59,911,250
    5,000  3/09/00.............     5.36                            4,951,417
   10,000  5/11/00.............     5.37                            9,812,681
    5,000  5/18/00.............     5.37                            4,901,306
   10,000  3/30/00.............     5.38                            9,871,675
   50,000  1/13/00.............     5.45                           49,924,444
   50,000  1/13/00.............     5.46                           49,924,375
   25,000  1/13/00.............     5.47                           24,962,118
   10,000  3/23/00.............     5.48                            9,879,889
    9,000  3/23/00.............     5.51                            8,891,400
    6,500  4/27/00.............     5.56                            6,386,837
    5,000  5/04/00.............     5.56                            4,907,652
    5,000  5/04/00.............     5.59                            4,907,145
    5,000  5/11/00.............     5.59                            4,901,906
    5,000  5/25/00.............     5.70                            4,889,473
                                                                 ------------
                                                                  534,401,942
                                                                 ------------

           U.S. TREASURY
           NOTES-26.5%
   10,000  5.38%, 6/30/00......     5.28                           10,001,786
   78,000  5.50%, 2/29/00......     5.22                           78,021,457
   59,500  5.50%, 3/31/00......     5.25                           59,518,941
   29,000  5.50%, 5/31/00......     5.38                           29,003,732
   14,000  5.88%, 6/30/00......     5.39                           14,027,502
   25,000  6.88%, 3/31/00......     5.24                           25,089,044
   10,000  7.75%, 1/31/00......     4.78                           10,020,508
                                                                 ------------
                                                                  225,682,970
                                                                 ------------

           Total U.S. Government
           Obligations
           (amortized cost
           $760,084,912).......                                   760,084,912
                                                                 ------------

           REPURCHASE
           AGREEMENTS-9.7%
           Barclays de Zoete Wedd
           Securities, Inc.
   25,000  4.50%, dated 12/31/99,
           due 1/03/00 in the amount
           of $25,009,375 (cost
           $25,000,000;
           collaterallized by
           $20,000,000 U.S. Treasury
           Bond, 6.125%, 11/15/27,
           value $18,754,000 and
           $6,560,000 U.S. Treasury
           Bond, 6.875%, 8/15/25,
           value $6,844,000)...     4.50                           25,000,000
           Greenwich Funding
           Corp.
   32,000  4.00%, dated 12/31/99,
           due 1/03/00 in the amount of
           $32,010,667 (cost $32,000,000;
           collaterallized by $32,000,000
           U.S. Treasury Note, 5.50%,
           5/31/00, value $32,119,000
           and $508,000 U.S. Treasury
           Note, 8.75%, 8/15/00,
           value $533,000).....     4.00                           32,000,000
           State Street Bank and
           Trust Co.
   25,000  3.00%, dated 12/31/99,
           due 1/03/00 in the amount
           of $25,006,250 (cost
           $25,000,000; collaterallized
           by $23,890,000 U.S. Treasury
           Note, 7.875%, 11/15/04,
           value $25,502,575)..     3.00                           25,000,000
                                                                 ------------

           Total Repurchase
           Agreements
           (amortized cost
           $82,000,000)........                                    82,000,000
                                                                 ------------

STATEMENT OF NET ASSETS (continued)                   Alliance Treasury Reserves
================================================================================

                                                                    Value
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS-98.9%
           (amortized cost
           $842,084,912).......                                  $842,084,912
           Other assets less
           liabilities-1.1%....                                     9,793,654
                                                                 ------------

           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 851,860,180
           shares outstanding).                                  $851,878,566
                                                                 ============

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See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999 (unaudited)        Alliance Treasury Reserves
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $   20,639,043
EXPENSES
   Advisory fee (Note B)................................................     $    2,052,221
   Distribution assistance and administrative service (Note C)..........          1,577,232
   Transfer agency (Note B).............................................            243,327
   Custodian fees.......................................................             90,995
   Registration fees....................................................             76,897
   Printing.............................................................             34,289
   Audit and legal fees.................................................             15,011
   Trustees' fees.......................................................              5,148
   Miscellaneous........................................................              8,244
                                                                             --------------
   Total expenses.......................................................                             4,103,364
                                                                                                --------------
   Net investment income................................................                            16,535,679
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.........................                                 9,566
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $   16,545,245
                                                                                                ==============

Statement Of Changes In Net Assets
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1999     Year Ended
                                                                               (unaudited)       June 30, 1999
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $   16,535,679     $   30,198,204
   Net realized gain on investment transactions.........................              9,566             10,597
                                                                             --------------     --------------
   Net increase in net assets from operations...........................         16,545,245         30,208,801
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income................................................        (16,535,679)       (30,198,204)
   Net realized gain on investments.....................................                 -0-              (728)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................         40,117,074         71,685,912
                                                                             --------------     --------------
   Total increase.......................................................         40,126,640         71,695,781
NET ASSETS
   Beginning of year....................................................        811,751,926        740,056,145
                                                                             --------------     --------------
   End of period........................................................     $  851,878,566     $  811,751,926
                                                                             ==============     ==============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)                         Alliance Treasury Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

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NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $103,847 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $2,904 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)             Alliance Treasury Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $1,025,841. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $551,391, of which $66,000 was paid to the Adviser.

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NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

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NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1999, capital paid-in aggregated $851,860,180. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1999      June 30,
                                                                               (unaudited)           1999
                                                                            =================   ==============
Shares sold.............................................................      1,377,262,282      2,440,073,136
Shares issued on reinvestments of dividends.............................         16,535,679         30,198,204
Shares redeemed.........................................................     (1,353,680,887)    (2,398,585,428)
                                                                             --------------     --------------
Net increase............................................................         40,117,074         71,685,912
                                                                             ==============     ==============

FINANCIAL HIGHLIGHTS                                  Alliance Treasury Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                     Six Months
                                        Ended
                                    December 31,                      Year Ended June 30,
                                        1999      ==========================================================
                                     (unaudited)    1999         1998        1997         1996        1995
                                    ============  =========    =========   =========   =========    ========
Net asset value, beginning of year      $1.00       $1.00        $1.00       $1.00       $1.00        $1.00
                                       ------      ------       ------      ------       -----       ------
Income from Investment Operations

Net investment income.............      .0203       .0389(a)     .0453(a)    .0443(a)    .0466(a)    .0460(a)
                                       ------      ------       ------      ------       -----       ------
Less: Dividends

Dividends from net investment income   (.0203)     (.0389)      (.0453)     (.0443)     (.0466)     (.0460)
                                       ------      ------       ------      ------       -----       ------
Net asset value, end of period....     $ 1.00      $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                       ======      ======       ======      ======       =====       ======
Total Return

Total investment return based on net
   asset value (b)................       2.05%       3.96%        4.63%       4.53%       4.77 %       4.71%
Ratios/Supplemental Data

Net assets, end of period
  (in thousands)                     $851,879    $811,752     $740,056    $704,084     $700,558    $493,702
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements...............       1.00%(c)    1.00%         .95%        .85%        .81%         .69%
   Expenses, before waivers and
     reimbursements...............       1.00%(c)    1.02%        1.01%       1.00%       1.05%        1.05%
   Net investment income..........       4.03%(c)    3.88%(a)     4.53%(a)    4.43%(a)    4.64%(a)     4.86%(a)

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(a)   Net of expenses reimbursed or waived by the Adviser.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(c)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT                      Alliance Treasury Reserves
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                                      Alliance Treasury Reserves
================================================================================

Alliance Treasury Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1)   Members of the Audit Committee.

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
Alliance Treasury Reserves                                     -----------------
1345 Avenue of the Americas, New York, NY 10105                    BULK RATE
Toll free 1 (800) 221-5672                                       U.S. POSTAGE
                                                                     PAID
Yields. For current recorded yield information on Alliance       New York, NY
Treasury Reserves, call on a touch-tone telephone toll-free     Permit No. 7131
(800) 251-0539 and press the following sequence of keys:       -----------------

-  -  -  -  -  -  -
1  #  1  #  9  0  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ATRSR1299